Short-Term Debt (Summary of Short-Term Debt) (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Australia [Member]
Disclosure of detailed information about borrowings [Line Items]
Current unsecured bank loans received and current portion of non-current unsecured bank loans received	$ 190	$ 211
Australia [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	3.90%
Other Countries [Member]
Disclosure of detailed information about borrowings [Line Items]
Current unsecured bank loans received and current portion of non-current unsecured bank loans received	$ 9	28
Other Countries [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate
Other Countries [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	2.10%
South America [Member]
Disclosure of detailed information about borrowings [Line Items]
Current unsecured bank loans received and current portion of non-current unsecured bank loans received	$ 453	$ 74
South America [Member] | Bottom of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	1.30%
South America [Member] | Top of range [Member]
Disclosure of detailed information about borrowings [Line Items]
Borrowings, interest rate	76.00%